5. Inventory And Work In Process (Tables)	12 Months Ended
Dec. 31, 2013
Inventory And Work In Process Tables
Inventory
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Work in process	¥16,303,495	¥22,160,859	$3,660,713
Purchased hardware and software held for resale	5,463,370	1,155,093	190,808
Less: Inventory provision	(2,467,133)	(3,415,570)	(564,212)
Total inventories, net	¥19,299,732	¥19,900,382	$3,287,309

Inventory Provision for loss
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Balance at the beginning of the year	¥4,507,846	¥2,467,133	$407,541
Add: Current year additions	2,602,925	5,561,134	918,634
Less: Current year written-off	(4,643,638)	(4,612,697)	(761,963)
Balance at the end of the year	¥2,467,133	¥3,415,570	$564,212